Total revenues - Revenue by collaboration and by category of revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	€ 240,786,000	€ 239,724,000	€ 241,249,000
Total net revenues	275,649,000	239,724,000	241,249,000
Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	10,604,000	9,466,000	10,726,000
Gilead collaboration agreement for drug discovery platform
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	230,182,000	230,242,000	230,423,000
Recognition of non-refundable upfront payments and license fees	230,200,000
Novartis collaboration agreement for MOR106
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues			56,000
Royalties [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	10,604,000	9,482,000	10,770,000
Gilead royalties on Jyseleca
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	10,604,000	9,466,000	10,726,000
Gilead royalties on Jyseleca | Gilead
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties	€ 10,600,000
Other royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues		€ 16,000	€ 44,000